Debt - Summary of Draws and Repayment of Revolver (Detail) - Revolver - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Line of Credit Facility [Line Items]
Beginning balance	$ 27,000
Draws	475,300	$ 364,300
Repayments	$ (502,300)	(337,300)
Ending balance		$ 27,000